Dec. 30, 2024 USD ($)

Fund summary
Goal
Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-3 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Emerging Markets Equity Fund	Class A Putnam Emerging Markets Equity Fund		Class C Putnam Emerging Markets Equity Fund		Class R Putnam Emerging Markets Equity Fund	Class R6 Putnam Emerging Markets Equity Fund	Class Y Putnam Emerging Markets Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
December 30, 2025
Annual Fund Operating Expenses - Putnam Emerging Markets Equity Fund		Class A Putnam Emerging Markets Equity Fund	Class C Putnam Emerging Markets Equity Fund	Class R Putnam Emerging Markets Equity Fund	Class R6 Putnam Emerging Markets Equity Fund	Class Y Putnam Emerging Markets Equity Fund
Management Fees (as a percentage of Assets)	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.39%	0.39%	0.39%	0.21%	0.39%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.50%	2.25%	1.75%	1.07%	1.25%
Fee Waiver or Reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Net Expenses (as a percentage of Assets)		1.20%	1.95%	1.45%	0.77%	0.95%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI Emerging Markets Index-NR. For the most recent fiscal year, the fund’s management fee prior to any performance adjustment was 0.91%.
[2]	Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through December 30, 2025. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam Emerging Markets Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Emerging Markets Equity Fund	691	995	1,322	2,243
Class C Putnam Emerging Markets Equity Fund	298	676	1,180	2,377	198	676	1,180	2,377
Class R Putnam Emerging Markets Equity Fund	148	523	923	2,042
Class R6 Putnam Emerging Markets Equity Fund	79	312	563	1,283
Class Y Putnam Emerging Markets Equity Fund	97	368	660	1,490

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.

55.00%
Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders.

Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and nature of their securities markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund is “non-diversified,” which means it may invest in a greater percentage of its assets in fewer issuers than a “diversified” fund.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those regions, industries or sectors, such as Asian or Pacific Basin countries, which would make the fund more vulnerable to adverse developments affecting those regions, industries or sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
19.74%
Best calendar quarter
Jun. 30, 2020
24.75%
Worst calendar quarter
Mar. 31, 2020
(18.49%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Emerging Markets Equity Fund		1 Year	5 Years	10 Years
Class A Putnam Emerging Markets Equity Fund		5.42%	4.14%	2.90%
Class A Putnam Emerging Markets Equity Fund | After Taxes on Distributions		5.45%	3.73%	2.65%
Class A Putnam Emerging Markets Equity Fund | After Taxes on Distributions and Sales		3.58%	3.29%	2.36%
Class C Putnam Emerging Markets Equity Fund		9.99%	4.58%	2.90%
Class R Putnam Emerging Markets Equity Fund		11.57%	5.11%	3.26%
Class R6 Putnam Emerging Markets Equity Fund	[1]	12.42%	5.84%	3.88%
Class Y Putnam Emerging Markets Equity Fund		12.14%	5.64%	3.78%
MSCI ACWI ex USA Index-NR (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	15.62%	7.08%	3.83%
MSCI Emerging Markets Index-NR (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	9.83%	3.68%	2.66%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The table above compares the fund’s returns to the performance of two indexes: (i) MSCI ACWI ex USA Index-NR, a broad measure of market performance, and (ii) MSCI Emerging Markets Index-NR, an additional index that the Investment Manager believe more closely reflect the fund’s principal investment objective and strategies.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.
All MSCI indices are provided by MSCI. MSCI makes no warranties and shall have no liability with respect to any MSCI data reproduced herein. No further redistribution or use is permitted. This report is not prepared or endorsed by MSCI. Important data provider notices and terms available at www.franklintempletondatasources.com. You cannot invest directly in an index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

As a non-diversified fund, the fund may invest in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal
Putnam Focused Equity Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-3 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Focused Equity Fund	Class A Putnam Focused Equity Fund		Class C Putnam Focused Equity Fund		Class R Putnam Focused Equity Fund	Class R6 Putnam Focused Equity Fund	Class Y Putnam Focused Equity Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Focused Equity Fund	Class A Putnam Focused Equity Fund	Class C Putnam Focused Equity Fund	Class R Putnam Focused Equity Fund	Class R6 Putnam Focused Equity Fund	Class Y Putnam Focused Equity Fund
Management Fees (as a percentage of Assets)	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.25%	0.25%	0.25%	0.12%	0.25%
Expenses (as a percentage of Assets)	1.11%	1.86%	1.36%	0.73%	0.86%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Focused Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Focused Equity Fund	682	908	1,151	1,849
Class C Putnam Focused Equity Fund	289	585	1,006	1,984	189	585	1,006	1,984
Class R Putnam Focused Equity Fund	138	431	745	1,635
Class R6 Putnam Focused Equity Fund	75	233	406	906
Class Y Putnam Focused Equity Fund	88	274	477	1,061

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 30%.

30.00%
Investments, risks, and performance

Investments

We invest mainly in equity securities (growth or value stocks or both) of large and midsize companies that we believe have favorable investment potential. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). This policy may be changed only after 60 days’ notice to shareholders.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to concentrate its investments in a limited number of issuers.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The fund will be more susceptible to these risks than other funds because it concentrates its investments in a limited number of issuers or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers or sectors. These risks are generally greater for small and midsize companies.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 24, 2019, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
25.59%
Best calendar quarter
Jun. 30, 2020
22.95%
Worst calendar quarter
Mar. 31, 2020
(21.68%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Focused Equity Fund		1 Year	5 Years	10 Years
Class A Putnam Focused Equity Fund		17.21%	12.96%	9.04%
Class A Putnam Focused Equity Fund | After Taxes on Distributions		16.95%	11.75%	7.28%
Class A Putnam Focused Equity Fund | After Taxes on Distributions and Sales		10.36%	9.97%	6.55%
Class C Putnam Focused Equity Fund		22.44%	13.45%	9.03%
Class R Putnam Focused Equity Fund		24.07%	14.02%	9.42%
Class R6 Putnam Focused Equity Fund	[1]	24.87%	14.78%	10.06%
Class Y Putnam Focused Equity Fund		24.67%	14.58%	9.96%
Russell 3000 Index (no deduction for fees, expenses or taxes)	[2]	25.96%	15.16%	11.48%
S&P 500® Index (no deduction for fees, expenses or taxes)	[2]	26.29%	15.69%	12.03%
Putnam Focused Equity Linked Benchmark (no deduction for fees, expenses or taxes,other than withholding taxes on reinvested dividends)	[2],[3]	26.29%	15.77%	9.47%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) the Russell 3000 Index, a broad measure of market performance, (ii) the S&P 500® Index, a broad measure of market performance, and (iii) Putnam Focused Equity Linked Benchmark, an additional, custom index that Putnam Management (defined below) believes more closely reflects the fund’s principal investment objectives and strategies.
[3]	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund summary
Goal
Putnam Global Technology Fund seeks capital appreciation.
Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-3 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
$ 50,000
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Global Technology Fund	Class A Putnam Global Technology Fund		Class C Putnam Global Technology Fund		Class R Putnam Global Technology Fund	Class R6 Putnam Global Technology Fund	Class Y Putnam Global Technology Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Technology Fund	Class A Putnam Global Technology Fund	Class C Putnam Global Technology Fund	Class R Putnam Global Technology Fund	Class R6 Putnam Global Technology Fund	Class Y Putnam Global Technology Fund
Management Fees (as a percentage of Assets)	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.21%	0.21%	0.21%	0.11%	0.21%
Expenses (as a percentage of Assets)	1.07%	1.82%	1.32%	0.72%	0.82%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Global Technology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Putnam Global Technology Fund	678	896	1,131	1,806
Class C Putnam Global Technology Fund	285	573	985	1,940	185	573	985	1,940
Class R Putnam Global Technology Fund	134	418	723	1,590
Class R6 Putnam Global Technology Fund	74	230	401	894
Class Y Putnam Global Technology Fund	84	262	455	1,014

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.

55.00%
Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. We may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is ten percentage points less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the providers of the benchmark).

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. Companies in the technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures), and legal risk (e.g., insufficient legal documentation or contract enforceability issues). Our use of short selling may result in losses if the securities appreciate in value.

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (“Franklin Templeton”) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at www.franklintempleton.com.

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
The bar chart does not reflect the impact of sales charges.
Please remember that past performance is not necessarily an indication of future results.
www.franklintempleton.com
Annual total returns for class A shares before sales charges
Year-to-date performance through
Sep. 30, 2024
27.00%
Best calendar quarter
Jun. 30, 2020
36.66%
Worst calendar quarter
Dec. 31, 2018
(19.72%)

Average annual total returns after sales charges (for periods ended 12/31/23)
Average Annual Total Returns - Putnam Global Technology Fund		1 Year	5 Years	10 Years
Class A Putnam Global Technology Fund		44.59%	22.22%	18.07%
Class A Putnam Global Technology Fund | After Taxes on Distributions		44.46%	19.42%	15.78%
Class A Putnam Global Technology Fund | After Taxes on Distributions and Sales		26.49%	17.27%	14.37%
Class C Putnam Global Technology Fund		51.25%	22.75%	18.06%
Class R Putnam Global Technology Fund		53.03%	23.37%	18.47%
Class R6 Putnam Global Technology Fund	[1]	53.96%	24.13%	19.14%
Class Y Putnam Global Technology Fund		53.81%	23.98%	19.07%
MSCI ACWI Index-NR (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	22.20%	11.72%	7.93%
MSCI ACWI Information Technology Index-NR (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	51.02%	23.18%	17.58%
Putnam Global Technology Linked Benchmark (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	[2]	51.02%	23.49%	18.01%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The table above compares the fund’s returns to the performance of three indexes: (i) MSCI ACWI Index-NR, a broad measure of market performance, (ii) MSCI ACWI Information Technology Index-NR, an additional index that the Investment Manager believe more closely reflect the fund’s principal investment objective and strategies, and (iii) the Putnam Global Technology Linked Benchmark, an additional, custom index which represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class C share performance reflects conversion to class A shares after eight years.
All MSCI indices are provided by MSCI. MSCI makes no warranties and shall have no liability with respect to any MSCI data reproduced herein. No further redistribution or use is permitted. This report is not prepared or endorsed by MSCI. Important data provider notices and terms available at www.franklintempletondatasources.com. You cannot invest directly in an index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.